CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Millions, except Share data	Total USD ($)	Ordinary Shares: Stated value or Number of shares USD ($)	Additional Paid In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury Shares USD ($)	Total Tevas share holders equity USD ($)	Noncontrolling Interest USD ($)
Balance as of at Dec. 31, 2011	$ 22,343	$ 50	$ 13,374	$ 11,284	$ (589)	$ 1,924	$ 22,195	$ 148
Shares, balance at Period Start at Dec. 31, 2011		942,000,000
Comprehensive Income (loss)	2,484			1,963	572		2,535	(51)
Exercise of options and RSUs by employees	14	0	14				14
Exercise of options and RSUs by employees, shares		2,000,000
Stock-based compensation expense	82		82				82
Dividends	(901)			(901)			(901)
Purchase of treasury shares	1,161					1,161	1,161
Other	6		4				4	2
Balance at Period End at Dec. 31, 2012	22,867	50	13,474	12,346	(17)	3,085	22,768	99
Shares, balance at Preiod End at Dec. 31, 2012		944,000,000
Comprehensive Income (loss)	1,181			1,269	(74)		1,195	(14)
Exercise of options and RSUs by employees	91	0	73			18	91
Exercise of options and RSUs by employees, shares		3,000,000
Stock-based compensation expense	64		64				64
Dividends	(1,080)			(1,080)			(1,080)
Disposition of non-controlling interests	(12)							(12)
Purchase of treasury shares	497					497	497
Other	22		17			7	24	(2)
Balance at Period End at Dec. 31, 2013	22,636	50	13,628	12,535	(91)	3,557	22,565	71
Shares, balance at Preiod End at Dec. 31, 2013		947,000,000
Comprehensive Income (loss)	1,784			3,055	(1,252)		1,803	(19)
Exercise of options and RSUs by employees	514	0	408			106	514
Exercise of options and RSUs by employees, shares		10,000,000
Stock-based compensation expense	95		95				95
Dividends	(1,156)			(1,156)			(1,156)
Disposition of non-controlling interests	(14)							(14)
Purchase of treasury shares	500					500	500
Other	(4)	0	(10)	2			(8)	4
Balance at Period End at Dec. 31, 2014	$ 23,355	$ 50	$ 14,121	$ 14,436	$ (1,343)	$ 3,951	$ 23,313	$ 42
Shares, balance at Preiod End at Dec. 31, 2014		957,000,000